LOANS PAYABLE	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
LOANS PAYABLE

During the year ended December 31, 2017, the Company paid $461 in full and final settlement of all outstanding loans payable. As at December 31, 2018, the Company had $nil (December 31, 2017 – $nil) remaining in loans payable to First Majestic Silver Corp.